Preferred Shares (Details) - Schedule of balance of Series Preferred and redeemable noncontrolling interests - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Series C1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 80,581	$ 76,684	$ 76,684
Accretion	2,257	2,923
Conversion as of Merger	(82,838)
Ending balance		79,607	80,581
Series C2 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	81,966	73,100	73,100
Accretion	5,132	6,650
Conversion as of Merger	(87,098)
Ending balance		79,750	81,966
Series D1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	146,583	127,935	127,935
Accretion	10,708	13,986
Conversion as of Merger	(157,291)
Ending balance		141,921	146,583
Redeemable noncontrolling interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	90,820	80,561	80,561
Accretion	5,841	7,681	10,259
Conversion as of Merger	(96,661)
Ending balance		$ 88,242	$ 90,820